Operating Segments Information	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Operating Segments Information	Operating Segments Information
(a)Operating segments, segment revenue, operating results
The Company’s chief operating decision-maker is the Company’s Chief Executive Officer who makes resource allocation decisions and assesses performance based on financial information presented on a consolidated basis. There are no segment managers who are held accountable by the chief operating decision-maker, or anyone else, for operations, operating results, and planning for levels or components below the consolidated unit level. Accordingly, the Company has determined that the Company has a single reportable segment and operating segment structure.
(b)Revenue based on customers’ headquarters and non-current assets by geography were as follows:

	For the year ended December 31,
Revenue by Geography	2023	2022	2021
(in millions)
United States	$4,262	$4,898	$3,975
Europe, the Middle East, and Africa	1,533	1,182	805
Other	1,597	2,028	1,805
Total	$7,392	$8,108	$6,585

Non-current Assets by Geography	2023	2022
(in millions)
United States	$4,738	$5,149
Germany	2,400	2,462
Singapore	3,801	3,508
Other	457	532
Total	$11,396	$11,651
Non-current assets include property, plant, equipment, right-of-use assets, intangible assets, investments in joint venture and associates, restricted cash (non-current) and receivables, prepayments and other assets (non-current).